Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Redeemable Convertible Preferred Stock FF Intelligent Mobility Global Holdings Ltd	Class B Convertible Preferred Stock FF Intelligent Mobility Global Holdings Ltd	Class A-1 Convertible Preferred Stock FF Intelligent Mobility Global Holdings Ltd	Class A-2 Convertible Preferred Stock FF Intelligent Mobility Global Holdings Ltd	Class A Ordinary Stock FF Intelligent Mobility Global Holdings Ltd	Class B Ordinary Stock FF Intelligent Mobility Global Holdings Ltd	Additional Paid-in Capital FF Intelligent Mobility Global Holdings Ltd	Additional Paid-in Capital	Accumulated Other Comprehensive Loss FF Intelligent Mobility Global Holdings Ltd	Accumulated Deficit FF Intelligent Mobility Global Holdings Ltd	Accumulated Deficit	Stockholder’s Deficit FF Intelligent Mobility Global Holdings Ltd	Noncontrolling interest FF Intelligent Mobility Global Holdings Ltd	Common Stock	FF Intelligent Mobility Global Holdings Ltd	Total
Beginning balance at Dec. 31, 2018	$ 724,823	$ 924,149					$ 140,881		$ (751)	$ (2,100,862)		$ (1,960,732)	$ 4,556		$ (1,956,176)
Beginning balance (in Shares) at Dec. 31, 2018	470,588,235	600,000,000			40,485,155
Stock-based compensation							4,610					4,610			4,610
Contributions from Redeemable Preference Stockholder							7,598					7,598			7,598
Contributions from Redeemable Preference Stockholder (in Shares)
Exercise of stock options							62					62			62
Exercise of stock options (in Shares)					393,969
Foreign currency translation adjustment									(2,533)			(2,533)			(2,533)
Net (loss) income										(143,192)		(143,192)	997		(142,195)
Distribution to noncontrolling interest							8,602					8,602	(8,602)
Extinguishment of noncontrolling interest							(3,049)					(3,049)	3,049
Ending balance at Dec. 31, 2019	$ 724,823	$ 924,149					158,704		(3,284)	(2,244,054)		(2,088,634)			(2,088,634)
Ending balance (in Shares) at Dec. 31, 2019	470,588,235	600,000,000			40,879,124
Stock-based compensation							3,651								3,651
Exercise of stock options							8								8
Exercise of stock options (in Shares)					35,922
Foreign currency translation adjustment									1,777						1,777
Net (loss) income										(55,797)					(55,797)
Ending balance at Jun. 30, 2020	$ 724,823	$ 924,149					162,363	$ 25,225	(1,507)	(2,299,851)	$ (1,000)			$ 595	(2,138,995)	$ 24,820
Ending balance (in Shares) at Jun. 30, 2020	470,588,235	600,000,000			40,915,046									5,950,000
Beginning balance at Dec. 31, 2019	$ 724,823	$ 924,149					158,704		(3,284)	(2,244,054)		(2,088,634)			(2,088,634)
Beginning balance (in Shares) at Dec. 31, 2019	470,588,235	600,000,000			40,879,124
Stock-based compensation							9,505					9,505			9,505
Conversion of Class B convertible preferred stock for Class B ordinary stock		$ (226,506)				$ 1	226,505					226,506			226,506
Conversion of Class B convertible preferred stock for Class B ordinary stock (in Shares)		(147,058,823)				147,058,823
Exercise of stock options							115					115			115
Exercise of stock options (in Shares)					383,994
Issuance of warrants							490					490			490
Purchase of ordinary stock							(11)					(11)			(11)
Purchase of ordinary stock (in Shares)					(28,670)
Foreign currency translation adjustment									(2,690)			(2,690)			(2,690)
Net (loss) income										(147,085)		(147,085)			(147,085)
Distribution to noncontrolling interest															8,602,000
Extinguishment of noncontrolling interest															3,049,000
Ending balance at Dec. 31, 2020	$ 724,823	$ 697,643				$ 1	395,308	$ 7,584,657	(5,974)	(2,391,139)	(2,585,377)	(2,001,804)		$ 723	(2,001,804)	5,000,003
Ending balance (in Shares) at Dec. 31, 2020	470,588,235	452,941,177			41,234,448	147,058,823		7,584,657						7,227,474
Beginning balance at Feb. 10, 2020
Beginning balance (in Shares) at Feb. 10, 2020
Issuance of Founder Shares to Sponsor								25,225						$ 595		25,820
Issuance of Founder Shares to Sponsor (in Shares)														5,950,000
Net (loss) income											(1,000)					(1,000)
Ending balance at Mar. 31, 2020	$ 724,823	$ 924,149					159,474	25,225	(1,463)	(2,268,149)	(1,000)			$ 595	(2,110,138)	24,820
Ending balance (in Shares) at Mar. 31, 2020	470,588,235	600,000,000			40,882,964									5,950,000
Beginning balance at Feb. 10, 2020
Beginning balance (in Shares) at Feb. 10, 2020
Issuance of Founder Shares to Sponsor								24,425						$ 575		25,000
Issuance of Founder Shares to Sponsor (in Shares)														5,750,000
Issuance of Representative Shares								800						$ 20		820
Issuance of Representative Shares (in Shares)														200,000
Sale of 22,977,568 Units, net of underwriting discount and offering expenses								224,656,352						$ 2,298		224,658,650
Sale of 22,977,568 Units, net of underwriting discount and offering expenses (in Shares)														22,977,568
Sale of 594,551 Private Placement Units, net of warrant liability								5,791,220						$ 60		5,791,280
Sale of 594,551 Private Placement Units, net of warrant liability (in Shares)														594,551
Forfeiture of Founder Shares								1						$ (1)
Forfeiture of Founder Shares (in Shares)														(5,608)
Common stock subject to possible redemption								(222,888,141)						$ (2,229)		(222,890,370)
Common stock subject to possible redemption (in Shares)														(22,289,037)
Net (loss) income											(2,585,377)					(2,585,377)
Ending balance at Dec. 31, 2020	$ 724,823	$ 697,643				$ 1	395,308	$ 7,584,657	(5,974)	(2,391,139)	(2,585,377)	(2,001,804)		$ 723	(2,001,804)	5,000,003
Ending balance (in Shares) at Dec. 31, 2020	470,588,235	452,941,177			41,234,448	147,058,823		7,584,657						7,227,474
Beginning balance at Mar. 31, 2020	$ 724,823	$ 924,149					159,474	$ 25,225	(1,463)	(2,268,149)	(1,000)			$ 595	(2,110,138)	24,820
Beginning balance (in Shares) at Mar. 31, 2020	470,588,235	600,000,000			40,882,964									5,950,000
Stock-based compensation							2,884								2,884
Exercise of stock options							5								5
Exercise of stock options (in Shares)					32,082
Foreign currency translation adjustment									(44)						(44)
Net (loss) income										(31,702)					(31,702)
Ending balance at Jun. 30, 2020	$ 724,823	$ 924,149					162,363	25,225	(1,507)	(2,299,851)	(1,000)			$ 595	(2,138,995)	24,820
Ending balance (in Shares) at Jun. 30, 2020	470,588,235	600,000,000			40,915,046									5,950,000
Beginning balance at Dec. 31, 2020	$ 724,823	$ 697,643				$ 1	395,308	$ 7,584,657	(5,974)	(2,391,139)	(2,585,377)	(2,001,804)		$ 723	(2,001,804)	5,000,003
Beginning balance (in Shares) at Dec. 31, 2020	470,588,235	452,941,177			41,234,448	147,058,823		7,584,657						7,227,474
Change in value of common stock subject to possible redemption														$ 18		1,817,060
Change in value of common stock subject to possible redemption (in Shares)								1,817,042						186,001
Net (loss) income											(1,817,059)					(1,817,059)
Ending balance at Mar. 31, 2021	$ 724,823	$ 697,643				$ 1	405,329		(5,466)	(2,466,664)	(4,402,436)			$ 741	(2,066,800)	5,000,004
Ending balance (in Shares) at Mar. 31, 2021	470,588,235	452,941,177			50,113,600	150,052,834		9,401,699						7,413,475
Beginning balance at Dec. 31, 2020	$ 724,823	$ 697,643				$ 1	395,308	$ 7,584,657	(5,974)	(2,391,139)	(2,585,377)	$ (2,001,804)		$ 723	(2,001,804)	5,000,003
Beginning balance (in Shares) at Dec. 31, 2020	470,588,235	452,941,177			41,234,448	147,058,823		7,584,657						7,227,474
Conversion of related party notes payable to Class A-1 Convertible Preferred Stock			$ 96,048
Conversion of related party notes payable to Class A-1 Convertible Preferred Stock (in Shares)			57,513,413
Conversion of related party notes payable to Class A-2 Convertible Preferred Stock				$ 38,311
Conversion of related party notes payable to Class A-2 Convertible Preferred Stock (in Shares)				19,546,600
Stock-based compensation							3,468								3,468
Conversion of The9 Conditional Obligation							2,863								2,863
Conversion of The9 Conditional Obligation (in Shares)						2,994,011
Exercise of stock options							7,752								7,752
Exercise of stock options (in Shares)					22,989,559
Issuance of warrants							7,113								7,113
Foreign currency translation adjustment									(676)						(676)
Net (loss) income										(128,300)					(128,300)
Ending balance at Jun. 30, 2021	$ 724,823	$ 697,643	$ 96,048	$ 38,311		$ 1	416,504		(6,650)	(2,519,439)	(15,246,454)			$ 654	(2,109,584)	(9,429,354)
Ending balance (in Shares) at Jun. 30, 2021	470,588,235	452,941,177	57,513,413	19,546,600	64,224,007	150,052,834		5,816,446						6,538,943
Beginning balance at Mar. 31, 2021	$ 724,823	$ 697,643				$ 1	405,329		(5,466)	(2,466,664)	(4,402,436)			$ 741	(2,066,800)	5,000,004
Beginning balance (in Shares) at Mar. 31, 2021	470,588,235	452,941,177			50,113,600	150,052,834		9,401,699						7,413,475
Conversion of related party notes payable to Class A-1 Convertible Preferred Stock			$ 96,048
Conversion of related party notes payable to Class A-1 Convertible Preferred Stock (in Shares)			57,513,413
Conversion of related party notes payable to Class A-2 Convertible Preferred Stock				$ 38,311
Conversion of related party notes payable to Class A-2 Convertible Preferred Stock (in Shares)				19,546,600
Stock-based compensation							948								948
Exercise of stock options							5,102								5,102
Exercise of stock options (in Shares)					14,110,407
Issuance of warrants							5,125								5,125
Foreign currency translation adjustment									(1,184)						(1,184)
Change in value of common stock subject to possible redemption											(5,117,030)			$ (87)		(8,702,370)
Change in value of common stock subject to possible redemption (in Shares)								(3,585,253)						(874,532)
Net (loss) income										(52,775)	(5,726,988)				(52,775)	(5,726,988)
Ending balance at Jun. 30, 2021	$ 724,823	$ 697,643	$ 96,048	$ 38,311		$ 1	$ 416,504		$ (6,650)	$ (2,519,439)	$ (15,246,454)			$ 654	$ (2,109,584)	$ (9,429,354)
Ending balance (in Shares) at Jun. 30, 2021	470,588,235	452,941,177	57,513,413	19,546,600	64,224,007	150,052,834		5,816,446						6,538,943